UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

Portfolio of Investments — as of July 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 41.1%
	AIM Aviation Finance, Series 2015-1A, Class C1
$2,952,189	4.750%, 02/15/40 (A)	$2,716,014
	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36 (A)	5,165,101
	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D
815,000	2.710%, 09/08/22	812,447
	Avis Budget Rental Car Funding AESOP, Series 2014-2A, Class A
1,063,000	2.500%, 02/20/21 (A)	1,066,629
	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B3
1,400,000	4.150%, 06/28/57 (A) (B)	1,390,830
	Blackbird Capital Aircraft Lease Securitization, Series 2016-1A, Class B
755,625	5.682%, 12/16/41 (A) (C)	769,495
	CAM Mortgage Trust, Series 2016-1, Class M
3,350,000	5.000%, 01/15/56 (A) (B)	3,266,939
	CarFinance Capital Auto Trust, Series 2014-2A, Class E
1,600,000	5.360%, 11/15/21 (A)	1,607,557
	CarNow Auto Receivables Trust, Series 2015-1A, Class E
8,590,000	6.850%, 05/17/21 (A)	8,087,873
	Coinstar Funding, Series 2017-1A, Class A2
2,204,475	5.216%, 04/25/47 (A)	2,256,848
	Colony American Finance, Series 2015-1, Class D
3,000,000	5.649%, 10/15/47 (A)	3,070,842
	Colony American Finance, Series 2015-1, Class E
3,311,000	6.560%, 10/15/47 (A)	3,327,424
	Colony American Homes, Series 2014-2A, Class F
1,630,078	4.566%, 07/17/31 (A) (B)	1,636,009
	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B
1,436,784	5.103%, 05/25/35 (C)	1,460,686
	CPS Auto Receivables Trust, Series 2014-A, Class E
1,100,000	6.380%, 05/17/21 (A)	1,117,007
	CPS Auto Receivables Trust, Series 2014-B, Class E
800,000	5.850%, 08/16/21 (A)	796,249
	CPS Auto Receivables Trust, Series 2015-B, Class E
2,130,000	6.220%, 08/15/22 (A)	2,119,563
	CPS Auto Receivables Trust, Series 2016-B, Class E
5,110,000	8.140%, 05/15/23 (A)	5,494,293

1

Portfolio of Investments — as of July 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 41.1% (continued)
	DT Auto Owner Trust, Series 2015-1A, Class D
$1,055,000	4.260%, 02/15/22 (A)	$1,071,544
	DT Auto Owner Trust, Series 2015-2A, Class D
2,080,000	4.250%, 02/15/22 (A)	2,121,477
	DT Auto Owner Trust, Series 2015-3A, Class D
5,110,000	4.530%, 10/17/22 (A)	5,210,844
	DT Auto Owner Trust, Series 2016-1A, Class D
5,150,000	4.660%, 12/15/22 (A)	5,283,032
	DT Auto Owner Trust, Series 2016-3A, Class D
2,050,000	4.520%, 06/15/23 (A)	2,102,820
	ECAF Blocker I
9,000,000	0.000%, 03/15/40 (D) (E)	8,912,709
	Falcon Aerospace, Series 2017-1, Class A
2,236,060	4.581%, 02/15/42	2,247,240
	FAN Engine Securitization, Series 2013-1A, Class 1A
4,614,114	4.625%, 10/15/43 (A)	4,561,052
	First Investors Auto Owner Trust, Series 2016-1A, Class E
5,000,000	7.720%, 11/15/22 (A)	5,310,545
	First Investors Auto Owner Trust, Series 2016-2A, Class E
2,100,000	5.750%, 09/15/23 (A)	2,129,107
	Five Guys Funding, Series 2017-1A, Class A2
1,350,000	4.600%, 07/25/47 (A)	1,369,251
	Flagship Credit Auto Trust, Series 2014-2, Class E
3,000,000	6.180%, 02/15/22 (A)	3,056,113
	GCA Holdings, Series 2014-1, Class C
1,876,458	6.000%, 01/05/30 (A) (D)	1,285,374
	GCA Holdings, Series 2014-1, Class D
739,642	7.500%, 01/05/30 (A) (D)	213,165
	GCA Holdings, Series 2014-1, Class E
3,160,000	0.000%, 01/05/30 (A) (D)	—
	GCAT, Series 2017-3, Class A1
1,331,166	3.352%, 04/25/47 (A) (C)	1,331,012
	GCAT, Series 2017-4, Class A1
246,558	3.228%, 05/25/22 (A) (C)	246,099
	GCAT, Series 2017-4, Class A2
3,500,000	5.500%, 05/25/22 (A) (C)	3,475,670

2

Portfolio of Investments — as of July 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 41.1% (continued)
	GCAT, Series 2017-5, Class A1
$1,377,484	3.228%, 07/25/47 (A) (C)	$1,376,194
	Global Container Assets, Series 2015-1A, Class B
924,589	4.500%, 02/05/30 (A)	893,016
	Home Partners of America Trust, Series 2016-1, Class E
5,085,000	5.409%, 03/17/33 (A) (B)	5,238,776
	Key Resorts, Series 2014-A, Class C
1,453,706	5.870%, 03/17/31 (A) (B)	1,455,999
	Leaf Receivables Funding 10, Series 2015-1, Class E2
4,470,000	6.000%, 06/15/23 (A)	4,404,877
	Leaf Receivables Funding 11, Series 2016-1, Class E1
1,300,000	5.500%, 04/15/23 (A)	1,334,977
	Leaf Receivables Funding 11, Series 2016-1, Class E2
3,152,000	6.000%, 06/15/24 (A)	3,155,033
	Lendmark Funding Trust, Series 2017-1A, Class C
600,000	5.410%, 12/22/25 (A)	604,959
	Merlin Aviation Holdings, Series 2016-1, Class A
2,655,256	4.500%, 12/15/32 (A) (C)	2,688,030
	OneMain Financial Issuance Trust, Series 2014-2A, Class D
5,470,000	5.310%, 09/18/24 (A)	5,524,979
	OneMain Financial Issuance Trust, Series 2015-1A, Class D
3,400,000	6.630%, 03/18/26 (A)	3,501,907
	OneMain Financial Issuance Trust, Series 2015-2A, Class D
7,770,000	5.640%, 07/18/25 (A)	7,782,460
	OneMain Financial Issuance Trust, Series 2015-3A, Class C
1,000,000	5.820%, 11/20/28 (A)	988,015
	Progress Residential Trust, Series 2017-SFR1, Class F
600,000	5.350%, 08/17/22	606,000
	Rise, Series 2014-1, Class B
706,592	6.500%, 02/15/39 (B)	706,592
	Santander Drive Auto Receivables Trust, Series 2016-3, Class C
4,385,000	2.460%, 03/15/22	4,399,731
	Shenton Aircraft Investment I, Series 2015-1A, Class A
4,081,510	4.750%, 10/15/42 (A)	4,226,966
	Springleaf Funding Trust, Series 2015-AA, Class D
4,000,000	6.310%, 11/15/24 (A)	4,073,611

3

Portfolio of Investments — as of July 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 41.1% (continued)
	Springleaf Funding Trust, Series 2017-AA, Class C
$700,000	3.860%, 07/15/30 (A)	$700,691
	Thunderbolt Aircraft Lease, Series 2017-A, Class A
1,709,405	4.212%, 05/17/32 (A) (C)	1,757,962
	Tidewater Auto Receivables Trust, Series 2014-AA, Class D
3,200,000	3.570%, 05/15/21 (A)	3,207,473
	Tidewater Auto Receivables Trust, Series 2016-AA, Class E
3,700,000	9.250%, 05/15/23 (A)	3,823,646
	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A
4,000,000	4.550%, 04/15/21 (A)	4,002,161
	TSTC, Series 2010-1
4,000,000	7.711%, 08/30/17 (D)	4,000,000
	VOLT LIV, Series 2017-NPL1, Class A2
3,375,000	6.000%, 02/25/47 (A) (C)	3,413,428
	VOLT LVI, Series 2017-NPL3, Class A2
4,185,000	5.875%, 03/25/47 (A) (C)	4,229,107
	VOLT LXI, Series 2017-NPL8, Class A1
1,558,725	3.125%, 06/25/47 (A) (C)	1,558,483
	VOLT XL, Series 2015-NP14, Class A2
2,795,000	4.875%, 11/27/45 (A) (C)	2,792,718
	VOLT XXIV, Series 2015-NPL6, Class A2
1,090,008	4.250%, 02/25/55 (A) (C)	1,088,226
	VOLT XXXVIII, Series 2015-NP12, Class A2
4,907,387	4.500%, 09/25/45 (A) (C)	4,896,765
	Westgate Resorts, Series 2014-1A, Class C
348,257	5.500%, 12/20/26 (A)	354,490

	Total Asset-Backed Securities
	(Cost $185,477,813)	184,876,132

Commercial Mortgage-Backed Obligations — 25.4%
	A10 Securitization, Series 2003-2, Class D
290,000	6.230%, 11/15/27 (A)	290,272
	A10 Securitization, Series 2013-2, Class C
965,000	5.120%, 11/15/27 (A)	964,666

4

Portfolio of Investments — as of July 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 25.4% (continued)
	A10 Securitization, Series 2015-1, Class D
$2,146,000	4.990%, 04/15/34 (A)	$2,055,164
	BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class F
1,500,000	6.226%, 01/15/28 (A) (B)	1,504,583
	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M
2,450,000	9.425%, 05/15/20 (B)	2,384,531
	Commercial Mortgage Trust, Series 2012-CR2, Class E
1,000,000	5.000%, 08/15/45 (A) (B)	958,573
	Commercial Mortgage Trust, Series 2016-SAVA, Class C
3,110,000	3.550%, 10/15/34 (B)	3,125,585
	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM
3,930,000	5.869%, 09/15/40 (B)	3,890,316
	CSMC Trust, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (A)	4,827,813
	CSMC Trust, Series 2015-DEAL, Class E
4,180,000	5.226%, 04/15/29 (A) (B)	4,203,542
	CSMC Trust, Series 2015-TOWN, Class E
1,000,000	5.309%, 03/15/28 (A) (B)	1,001,582
	DBUBS Mortgage Trust, Series 2011-LC1, Class E
1,350,000	5.871%, 01/10/21 (A) (B)	1,431,033
	FHLMC Multifamily Structured Pass-Through Certificates, Series K030, Class A2
3,161,000	3.250%, 04/25/23 (B)	3,311,818
	FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class A2
3,900,000	3.310%, 05/25/23 (B)	4,095,772
	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2
6,000,000	3.060%, 07/25/23 (B)	6,222,132
	FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2
9,700,000	3.010%, 07/25/25	9,961,854
	FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2
6,250,000	2.745%, 01/25/26	6,277,771

5

Portfolio of Investments — as of July 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 25.4% (continued)
	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2
$6,290,000	2.673%, 03/25/26	$6,278,976
	FHLMC Multifamily Structured Pass-Through Certificates, Series K056, Class A2
6,375,000	2.525%, 05/25/26	6,278,092
	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2
2,160,000	3.224%, 03/25/27 (B)	2,229,466
	GP Portfolio Trust, Series 2014-GPP, Class E
2,500,000	5.259%, 02/15/27 (A) (B)	2,440,884
	GS Mortgage Securities Trust, Series 2007-GG10, Class AM
5,024,307	5.979%, 08/10/45 (B)	5,064,502
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class B
1,382,534	5.021%, 01/12/37 (B)	1,405,635
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM
633,740	5.464%, 01/15/49 (B)	633,187
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class C
3,145,000	6.401%, 06/15/43 (A) (B)	3,101,593
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
592,000	6.401%, 06/15/43	350,175
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D
3,000,000	5.588%, 08/15/46 (A) (B)	3,054,078
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D
3,325,000	5.659%, 07/15/36 (A) (B)	3,374,934
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.828%, 02/05/35 (A) (B)	1,988,204
	Motel 6 Trust, Series 2015-M6MZ, Class M
7,677,477	8.230%, 02/05/20 (A)	7,790,336

6

Portfolio of Investments — as of July 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 25.4% (continued)
	Motel 6 Trust, Series 2015-MTL6, Class F
$2,000,000	5.000%, 02/05/30 (A)	$1,994,689
	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.704%, 03/11/31 (A) (B)	1,758,556
	SCG Trust, Series 2013-SRP1, Class C
3,300,000	4.409%, 11/15/26 (A) (B)	3,222,321
	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	4.574%, 11/15/27 (A) (B)	3,522,587
	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D
2,068,235	5.788%, 02/15/44 (A) (B)	2,100,451
	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D
1,072,724	5.813%, 03/15/44 (A) (B)	996,695

	Total Commercial Mortgage-Backed Obligations
	(Cost $114,056,528)	114,092,368

Residential Mortgage-Backed Obligations — 23.1%
	Alternative Loan Trust, Series 2003-9T1, Class A7
1,473,104	5.500%, 07/25/33	1,463,301
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
453,360	5.750%, 01/25/35	455,472
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
2,220,493	6.000%, 09/25/34	2,283,323
	Alternative Loan Trust, Series 2004-J3, Class 1A1
812,063	5.500%, 04/25/34	824,100
	Alternative Loan Trust, Series 2005-J1, Class 2A1
462,335	5.500%, 02/25/25	470,139
	American Home Mortgage Investment Trust, Series 2006-1, Class 11A1
3,106,400	1.512%, 03/25/46 (B)	2,667,158
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
1,174,865	5.500%, 10/25/33	1,197,125
	Banc of America Funding Trust, Series 2004-B, Class 4A2
320,668	3.241%, 11/20/34 (B)	317,758
	Banc of America Funding Trust, Series 2005-7, Class 3A1
1,497,128	5.750%, 11/25/35	1,575,456

7

Portfolio of Investments — as of July 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 23.1% (continued)
	Banc of America Funding Trust, Series 2007-4, Class 5A1
$479,805	5.500%, 11/25/34	$490,145
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
722,182	3.358%, 08/25/34 (B)	709,191
	CHL Mortgage Pass-Through Trust, Series 2005-21, Class A17
1,123,642	5.500%, 10/25/35	1,004,666
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
3,066,255	3.058%, 08/25/35 (B)	3,038,184
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
846,352	3.183%, 09/25/34 (A) (B)	800,542
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
3,846,063	2.990%, 11/25/35 (A) (B)	3,642,705
	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
484,634	5.500%, 08/25/34	504,982
	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1
1,692,667	1.442%, 05/25/35 (B)	1,404,150
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB8, Class 4A1
346,199	2.990%, 01/20/35 (B)	340,441
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB7, Class 2A
190,208	3.294%, 11/20/35 (B) (D)	171,685
	Credit Suisse First Boston Mortgage Securities, Series 2005-10, Class 2A1
1,421,091	5.250%, 11/25/20	1,379,918
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
3,188,225	5.660%, 12/25/33 (C)	3,215,135
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
1,398,191	1.582%, 06/25/34 (B)	1,314,032
	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A
3,018,805	1.539%, 09/19/45 (B)	2,326,890
	FHLMC Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2
3,042,000	5.482%, 11/25/23 (B)	3,405,805

8

Portfolio of Investments — as of July 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 23.1% (continued)
	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3
$8,661,000	4.532%, 10/25/27 (B)	$9,686,282
	GMAC Mortgage Loan Trust, Series 2005-AR4, Class 3A1
855,879	3.891%, 07/19/35 (B)	828,671
	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
173,973	3.709%, 07/25/35 (B)	170,779
	GSR Mortgage Loan Trust, Series 2005-AR5, Class 4A1
317,144	3.515%, 10/25/35 (B)	314,433
	HarborView Mortgage Loan Trust, Series 2004-2, Class 1A1
3,086,795	1.729%, 06/19/34 (B)	2,957,651
	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
2,103,613	2.012%, 12/25/34 (B)	1,859,319
	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1
2,632,031	1.856%, 07/25/45 (B)	2,419,952
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
2,429,647	3.196%, 08/25/35 (B)	2,010,927
	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
5,745,528	1.442%, 02/25/46 (B)	4,909,700
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
3,039,518	6.000%, 09/25/34	3,069,406
	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2
1,200,311	3.231%, 02/25/36 (B)	1,110,887
	JPMorgan Resecuritization Trust, Series 2014-5, Class 2A4
3,017,007	3.407%, 06/27/34 (A) (B)	2,742,847
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
2,649,850	6.000%, 10/25/37	2,656,190
	Lehman XS Trust, Series 2005-7N, Class 3A1
761,246	1.512%, 12/25/35 (B)	554,436
	Lehman XS Trust, Series 2006-2N, Class 1A1
1,340,961	1.492%, 02/25/46 (B)	1,085,123
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
2,617,292	3.466%, 03/25/35 (B)	2,430,293
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
4,185,338	3.210%, 03/25/35 (B)	3,828,198

9

Portfolio of Investments — as of July 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 23.1% (continued)
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
$1,643,867	3.473%, 04/25/36 (B)	$1,627,407
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
855,335	5.250%, 11/25/33	883,844
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
4,901,256	5.500%, 03/25/34	4,985,222
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
1,028,571	5.500%, 06/25/34	1,053,719
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
1,428,382	6.000%, 06/25/34	1,479,517
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
2,776,825	6.000%, 09/25/34	2,949,893
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
305,083	5.500%, 11/25/35	313,881
	New York Mortgage Trust, Series 2006-1, Class 2A2
1,474,177	3.584%, 05/25/36 (B)	1,402,773
	RALI Series Trust, Series 2004-QS8, Class A11
391,616	5.500%, 06/25/34 (D)	395,529
	RALI Series Trust, Series 2006-QO4, Class 2A1
1,825,584	1.422%, 04/25/46 (B)	1,642,052
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
3,137,925	4.250%, 03/25/35 (B)	2,510,903
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
6,374,236	1.542%, 07/25/35 (B)	5,086,775
	Structured Asset Securities Mortgage Pass-Through Certificates, Series 2004-20, Class 8A7
1,271,540	5.750%, 11/25/34	1,285,575
	Structured Asset Securities Trust, Series 2005-1, Class 7A7
588,247	5.500%, 02/25/35	604,918

	Total Residential Mortgage-Backed Obligations
	(Cost $98,929,328)	103,859,405

10

Portfolio of Investments — as of July 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Shares/Principal Amount	Description	Value
Preferred Stock — 2.2%
	Aergen Aviation
97,485	0.000%, * (D)	$9,908,434

	Total Preferred Stock
	(Cost $9,748,500)	9,908,434

Municipal Bond — 0.7%
	Michigan State, Tobacco Settlement Financing Authority, RB, Series A
$3,110,000	7.309%, 06/01/34	3,027,243

	Total Municipal Bond
	(Cost $2,722,911)	3,027,243

Short-Term Investment — 7.2%
	Dreyfus Treasury Prime Cash Management, Institutional Class, 0.850% (F)
32,532,580	(Cost $32,532,580)	32,532,580

	Total Investments — 99.7%
	(Cost $443,467,660)†	448,296,162
	Other Assets and Liabilities, net —-0.3%	1,596,003

	Net Assets — 100.0%	$449,892,165

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2017 was $221,499,377, representing 49.2% of Net Assets of the Portfolio.
(B)	Variable rate security - Rate disclosed is the rate in effect on July 31, 2017.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on July 31, 2017. The coupon on a step bond changes on a specified date.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2017, was $24,886,896 and represented 5.5% of net assets.
(E)	Zero coupon bond. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	The rate shown is the 7-day effective yield as of July 31, 2017.

11

Portfolio of Investments — as of July 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — concluded

FHLMC	Federal Home Loan Mortgage Corporation
RB	Revenue Bond

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $443,467,660 and the unrealized appreciation and depreciation were $11,116,492 and $(6,287,990), respectively.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$170,464,884	$14,411,248	$184,876,132
Commercial Mortgage-Backed Obligations	—	114,092,368	—	114,092,368
Residential Mortgage-Backed Obligations	—	103,292,191	567,214	103,859,405
Preferred Stock	—	—	9,908,434	9,908,434
Municipal Bond	—	3,027,243	—	3,027,243
Short-Term Investment	32,532,580	—	—	32,532,580

Total Investments in Securities	$32,532,580	$390,876,686	$24,886,896	$448,296,162

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

	Investments in Asset-Backed Securities	Investments in Residential Mortgage-Backed Obligations	Investments in Preferred Stock	Total Investments
Beginning balance as of November 1, 2016	$16,797,857	$630,179	$—	$17,428,036
Accrued discounts/premiums	47,949	(6,429)	—	41,520
Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation/(depreciation)	31,703	(17,772)	159,934	173,865
Purchases	88,542	—	9,748,500	9,837,042
Sales	—	(434,293)	—	(434,293)
Net transfer into Level 3	—	395,529	—	395,529
Net transfer out of Level 3	(2,554,803)	—	—	(2,554,803)

Ending balance as of July 31, 2017	$14,411,248	$567,214	$9,908,434	$24,886,896

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$31,703	$(17,772)	$159,934	$173,865

For the period ended July 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of each period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “-“ are $0.

12

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017